ACCRUED LIABILITIES AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2011
ACCRUED LIABILITIES AND OTHER PAYABLES
13.	ACCRUED LIABILITIES AND OTHER PAYABLES

Accrued liabilities and other payables as of December 31, 2011 and 2010 consist of the following:

	2011	2010

Accrued expenses	$4,019,395	$2,963,644
Other payables	10,600,561	361,548
Other tax payables	656,060	856,155
	$15,276,016	$4,181,347

Other tax payables represent payables other than income tax which consist of value added tax and city maintenance and construction tax.

Other payables represent payables to purchase of machinery and equipment of fixed assets and other payables. Payables to purchase of machinery and equipment were $9,753,549 as of December 31, 2011.